Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 21, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay Versus Performance
Year(1)	Summary Compensation Table Total for Leidwinger ($)(2)	Summary Compensation Table Total for Ramlo ($)(2)	Compensation Actually Paid to Leidwinger ($)(3)	Compensation Actually Paid to Ramlo ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(3)	Value of Initial Fixed $100 Investment Based On:(4)		Net Income ($)	Adjusted ROE (%)(6)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	1,551,845	1,739,780	1,692,277	1,729,603	836,983	765,289	72.30	126.34	15,031,000	3.0
2021	N/A	2,387,206	N/A	1,651,860	865,170	705,406	60.00	139.08	80,594,000	7.2
2020	N/A	2,118,816	N/A	(787,543)	1,075,628	63,988	63.53	118.78	(112,706,000)	(13.4)

(1)
The Principal Executive Officer (“PEO”) and named executive officers for the applicable years were as follows:

—
2022: Kevin J. Leidwinger assumed the role of the Company’s PEO, effective August 22, 2022, and Randy A. Ramlo served as the Company’s PEO during 2022 up to August 21, 2022. The Company’s other named executive officers for 2022 were: Eric J. Martin; Robert F. Cataldo; Jeremy J. Bahl; Micah Woolstenhulme; Randy L. Patten; and Michael T. Wilkins.

—
2021: Randy A. Ramlo served as the Company’s PEO for the entirety of 2021 and the Company’s other named executive officers were: Michael T. Wilkins; Randy L. Patten; Robert F. Cataldo; Micah Woolstenhulme; and Dawn M. Jaffray.

—
2020: Randy A. Ramlo served as the Company’s PEO for the entirety of 2020 and the Company’s other named executive officers were: Michael T. Wilkins; Dawn M. Jaffray; Robert F. Cataldo; and Neal R. Scharmer.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Messrs. Leidwinger and Ramlo and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s named executive officers reported for the applicable year other than the PEOs for such years.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Leidwinger and Ramlo and for the average of the other named executive officers is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)
The TSR Peer Group consists of Standard & Poor’s 600 Property and Casualty Index. This is the same industry index used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders.

(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted ROE continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the 2022 AIP and 2022 PSUs. Adjusted ROE is our return-on-equity, calculated in accordance with GAAP, excluding the impact of market value changes on investments.

Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Leidwinger
2022	1,551,845	0	N/A	(919,152)	851,252	N/A	171,811	36,521	N/A	1,692,277
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ramlo
2022	1,739,780	0	24,998	(297,179)	0	N/A	N/A	262,004	N/A	1,729,603
2021	2,387,206	(4,867)	11,752	(856,026)	626,281	(45,121)	N/A	281,303	(748,668)	1,651,860
2020	2,118,816	(323,233)	(20,915)	(570,904)	409,574	(611,708)	N/A	(141,382)	(1,647,791)	(787,543)
Average Other Named Executive Officers
2022	836,983	0	13,594	(296,673)	235,236	23,771	12,929	38,784	(99,335)	765,289
2021	865,170	(33,855)	30,651	(282,058)	205,902	(8,141)	N/A	61,302	(133,565)	705,406
2020	1,075,628	(224,026)	43,693	(316,962)	209,886	(184,690)	400	(41,398)	(498,543)	63,988

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)
See footnote 1 above for the named executive officers included in the average for each year.

Company Selected Measure Name			Adjusted ROE
Named Executive Officers, Footnote [Text Block]
(1)
The Principal Executive Officer (“PEO”) and named executive officers for the applicable years were as follows:

—
2022: Kevin J. Leidwinger assumed the role of the Company’s PEO, effective August 22, 2022, and Randy A. Ramlo served as the Company’s PEO during 2022 up to August 21, 2022. The Company’s other named executive officers for 2022 were: Eric J. Martin; Robert F. Cataldo; Jeremy J. Bahl; Micah Woolstenhulme; Randy L. Patten; and Michael T. Wilkins.

—
2021: Randy A. Ramlo served as the Company’s PEO for the entirety of 2021 and the Company’s other named executive officers were: Michael T. Wilkins; Randy L. Patten; Robert F. Cataldo; Micah Woolstenhulme; and Dawn M. Jaffray.

—
2020: Randy A. Ramlo served as the Company’s PEO for the entirety of 2020 and the Company’s other named executive officers were: Michael T. Wilkins; Dawn M. Jaffray; Robert F. Cataldo; and Neal R. Scharmer.

Peer Group Issuers, Footnote [Text Block]
(5)
The TSR Peer Group consists of Standard & Poor’s 600 Property and Casualty Index. This is the same industry index used for purposes of the Company’s stock price performance graph in its Annual Report to stockholders.

Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Leidwinger
2022	1,551,845	0	N/A	(919,152)	851,252	N/A	171,811	36,521	N/A	1,692,277
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ramlo
2022	1,739,780	0	24,998	(297,179)	0	N/A	N/A	262,004	N/A	1,729,603
2021	2,387,206	(4,867)	11,752	(856,026)	626,281	(45,121)	N/A	281,303	(748,668)	1,651,860
2020	2,118,816	(323,233)	(20,915)	(570,904)	409,574	(611,708)	N/A	(141,382)	(1,647,791)	(787,543)
Average Other Named Executive Officers
2022	836,983	0	13,594	(296,673)	235,236	23,771	12,929	38,784	(99,335)	765,289
2021	865,170	(33,855)	30,651	(282,058)	205,902	(8,141)	N/A	61,302	(133,565)	705,406
2020	1,075,628	(224,026)	43,693	(316,962)	209,886	(184,690)	400	(41,398)	(498,543)	63,988

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)
See footnote 1 above for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount			$ 836,983	$ 865,170	$ 1,075,628
Non-PEO NEO Average Compensation Actually Paid Amount			$ 765,289	705,406	63,988
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Compensation Actually Paid Adjustments
Year	Summary Compensation Table Total ($)(a)	(Minus) Change in Accumulated Benefits Under Defined Benefit and Actuarial Pension Plans ($)(b)	Plus Service Costs Under Defined Benefit and Actuarial Pension Plans ($)(c)	(Minus) Grant Date Fair Value of Stock Option and Stock Awards Granted in Fiscal Year ($)(d)	Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Option and Stock Awards Granted in Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Stock Option and Stock Awards Granted in Prior Fiscal Years ($)(f)	Plus Fair Value at Vesting of Stock Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(g)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Option and Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(h)	(Minus) Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(i)	Equals Compensation Actually Paid ($)
Leidwinger
2022	1,551,845	0	N/A	(919,152)	851,252	N/A	171,811	36,521	N/A	1,692,277
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ramlo
2022	1,739,780	0	24,998	(297,179)	0	N/A	N/A	262,004	N/A	1,729,603
2021	2,387,206	(4,867)	11,752	(856,026)	626,281	(45,121)	N/A	281,303	(748,668)	1,651,860
2020	2,118,816	(323,233)	(20,915)	(570,904)	409,574	(611,708)	N/A	(141,382)	(1,647,791)	(787,543)
Average Other Named Executive Officers
2022	836,983	0	13,594	(296,673)	235,236	23,771	12,929	38,784	(99,335)	765,289
2021	865,170	(33,855)	30,651	(282,058)	205,902	(8,141)	N/A	61,302	(133,565)	705,406
2020	1,075,628	(224,026)	43,693	(316,962)	209,886	(184,690)	400	(41,398)	(498,543)	63,988

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(b)
Represents the aggregate change in the actuarial present value of the accumulated benefits under all defined benefit and actuarial pension plans reported in the Summary Compensation Table for the indicated fiscal year.

(c)
Represents the sum of the actuarial present value of the benefits under all defined benefit and actuarial pension plans attributable to services rendered during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

(d)
Represents the grant date fair value of the stock option and stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(e)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value during the indicated fiscal year of each option award and stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(g)
Represents the fair value at vesting of the option awards and stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(i)
Represents the fair value as of the last day of the prior fiscal year of the option award and stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(j)
See footnote 1 above for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the Named Executive Officers
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link CAP to the named executive officers for 2022. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program, including the AIP and 2022 PSUs.
•
Adjusted ROE

•
Statutory Combined Ratio

•
GAAP Combined Ratio

Total Shareholder Return Amount			$ 72.3	60	63.53
Peer Group Total Shareholder Return Amount			126.34	139.08	118.78
Net Income (Loss)			$ 15,031,000	$ 80,594,000	$ (112,706,000)
Company Selected Measure Amount			3	7.2	(13.4)
PEO Name	Kevin J. Leidwinger	Randy A. Ramlo		Randy A. Ramlo	Randy A. Ramlo
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted ROE
Non-GAAP Measure Description [Text Block]
(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that Adjusted ROE continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in both the 2022 AIP and 2022 PSUs. Adjusted ROE is our return-on-equity, calculated in accordance with GAAP, excluding the impact of market value changes on investments.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Statutory Combined Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			GAAP Combined Ratio
Leidwinger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,551,845
PEO Actually Paid Compensation Amount			1,692,277
Leidwinger [Member] | Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Leidwinger [Member] | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(919,152)
Leidwinger [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			851,252
Leidwinger [Member] | Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			171,811
Leidwinger [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			36,521
Ramlo [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			1,739,780	$ 2,387,206	$ 2,118,816
PEO Actually Paid Compensation Amount			1,729,603	1,651,860	(787,543)
Ramlo [Member] | Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(4,867)	(323,233)
Ramlo [Member] | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(297,179)	(856,026)	(570,904)
Ramlo [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	626,281	409,574
Ramlo [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			262,004	281,303	(141,382)
Ramlo [Member] | Service Costs Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			24,998	11,752	(20,915)
Ramlo [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(45,121)	(611,708)
Ramlo [Member] | Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(748,668)	(1,647,791)
Non-PEO NEO [Member] | Change In Accumulated Benefits Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(33,855)	(224,026)
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(296,673)	(282,058)	(316,962)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Option And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			235,236	205,902	209,886
Non-PEO NEO [Member] | Fair Value At Vesting Of Stock Option And Stock Awards Granted In Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			12,929		400
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Option And Stock Awards Granted In Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			38,784	61,302	(41,398)
Non-PEO NEO [Member] | Service Costs Under Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,594	30,651	43,693
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Stock Option And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,771	(8,141)	(184,690)
Non-PEO NEO [Member] | Fair Value As Of Prior Fiscal Year-End Of Stock Option And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (99,335)	$ (133,565)	$ (498,543)